Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Brazil - 3.0%
B3 S.A. - Brasil Bolsa Balcao	457,251	$1,094,033

Canada - 5.0%
Waste Connections, Inc.	10,834	1,862,548

China - 2.6%
AIA Group, Ltd.	142,272	957,003

Denmark - 2.1%
Coloplast A/S - Class B	5,684	767,437

Finland - 3.0%
Kone Oyj - Class B	23,610	1,099,925

France - 9.9%
LVMH Moet Hennessy Louis Vuitton SE	1,789	1,609,742
Safran S.A.	9,020	2,042,782
		3,652,524

Germany - 9.7%
CTS Eventim AG & Co. KGaA	21,630	1,923,192
Deutsche Boerse AG	8,133	1,665,562
		3,588,754

India - 6.1%
HDFC Bank, Ltd. - ADR	23,171	1,296,881
Tata Consultancy Services, Ltd.	20,269	945,994
		2,242,875

Indonesia - 3.2%
Bank Rakyat Indonesia Persero Tbk PT	3,098,163	1,184,660

Japan - 4.8%
Keyence Corp.	2,288	1,062,229
Shimano, Inc.	4,716	701,569
		1,763,798

Netherlands - 6.3%
ASML Holding NV	923	894,816
Wolters Kluwer NV	9,242	1,447,208
		2,342,024

Sweden - 3.2%
Atlas Copco AB - Class B	78,907	1,165,453

Switzerland - 6.0%
Roche Holding AG	3,956	1,010,042
Sika AG	4,091	1,217,279
		2,227,321

United Kingdom - 24.7%
Compass Group PLC	53,207	1,560,700
Diageo PLC	33,361	1,234,429
Experian PLC	34,992	1,524,702
Howden Joinery Group PLC	126,573	1,448,902
London Stock Exchange Group PLC	14,949	1,788,706
Rentokil Initial PLC	272,260	1,618,724
		9,176,163

United States - 7.5%
Booking Holdings, Inc.	332	1,204,456
NXP Semiconductors NV	6,168	1,528,245
		2,732,701
TOTAL COMMON STOCKS (Cost $29,962,157)		35,857,219

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class Z, 5.19%(a)	809,848	809,848
TOTAL SHORT-TERM INVESTMENTS (Cost $809,848)		809,848

TOTAL INVESTMENTS - 99.3% (Cost $30,772,005)		$36,667,067
Other Assets in Excess of Liabilities - 0.7%		242,293
TOTAL NET ASSETS - 100.0%		$36,909,360

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Common Stocks	$6,986,163	$28,871,056	$–
Money Market Funds	809,848	–	–

Total Investments	$7,796,011	$28,871,056	$–